Investments (Other Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity Method Investments, Cost Method Investments, and Investments in Debt and Equity [Abstract]
Impairment of long-term investments and other assets	$ (29.2)	$ 0.0	$ 0.0